Identifiable Intangible Assets and Goodwill - Indefinite-lived Intangible Assets Percentage of Total Intangibles (Details) (Details)	Dec. 31, 2015
Research and Development Expense [Member] | Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	0.00%
Research and Development Expense [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	3.00%
Operating Segments [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	70.00%
Operating Segments [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	10.00%
Operating Segments [Member] | Global Established Pharmaceutical [Member] | Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	30.00%
Operating Segments [Member] | Global Established Pharmaceutical [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	85.00%
Operating Segments [Member] | Global Innovative Pharmaceutical [Member] | Brands [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	0.00%
Operating Segments [Member] | Global Innovative Pharmaceutical [Member] | In Process Research and Development [Member]
Indefinite-lived Intangible Assets [Line Items]
Percentage of indefinite-lived intangible asset unamortized costs by segment	2.00%